UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q



             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-21650
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                              ASA (Bermuda) Limited
                      -------------------------------------
               (Exact name of registrant as specified in charter)

11 Summer Street, 4th Floor, Buffalo, New York                        14209-2256
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(Address of principal executive offices)                              (Zip Code)

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245
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(Name and address of agent for service)

Registrant's telephone number, including area code: (716) 883-2428
                                                    -------------------


Date of fiscal year end: November 30, 2005
                         ----------------------------------------------


Date of reporting period:  August 31, 2005
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

ITEM 1.  SCHEDULE OF INVESTMENTS
ASA (Bermuda) Limited
Schedule of Investments    (Unaudited)
August 31, 2005


                                                                                   Percent of
                                         Number of Shares       Market Value       Net Assets
NAME OF COMPANY
----------------------------------------------------------------------------------------------
Ordinary shares of gold mining companies

AUSTRALIAN GOLD MINES
Newcrest Mining Limited - ADR                3,000,000        $   38,497,620              8.8%
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UNITED STATES GOLD MINES
Newmont Mining Corporation                     520,368            20,596,165              4.7%
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SOUTH AFRICAN GOLD MINES
AngloGold Ashanti Limited                    2,245,894             79,905,809            18.3%
Gold Fields Limited                          8,359,977             96,781,750            22.1%
Harmony Gold Mining Company Limited            292,459              2,172,936             0.5%
Harmony Gold Mining Company Limited-ADR      2,166,400             16,399,648             3.7%
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                                                                 195,260,143             44.6%
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CANADIAN GOLD MINES
Barrick Gold Corporation                       730,000             19,140,600             4.4%
Placer Dome Incorporated                     1,065,312             15,574,861             3.6%
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                                                                   34,715,461             8.0%
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SOUTH AMERICAN GOLD MINES
Compania De Minas Buenaventura - ADR           900,000             22,329,000             5.1%
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                                                                  311,398,389            71.2%
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ORDINARY SHARES OF OTHER COMPANIES

SOUTH AFRICAN MINING
Anglo American PLC                           1,280,000             32,572,109             7.4%
Anglo Platinum Limited                         770,100             37,560,349             8.6%
Impala Platinum Holdings Limited               215,300             22,659,285             5.2%
Mvelaphanda Resources Limited (1)            1,950,000              4,502,698             1.0%
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                                                                   97,294,441            22.2%
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MISCELLANEOUS SECURITIES (2)                                       18,392,000             4.2%
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Total Investments (Cost - $149,476,723) (3)                       427,084,830            97.6%

CASH AND OTHER ASSETS LESS LIABILITIES                             10,725,466             2.4%
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TOTAL NET ASSETS                                                 $437,810,296           100.0%
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

ADR - American Depositary Receipt.

(1)  Non-income producing security.

(2)  Securities under accumulation.

(3) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2005 were $282,318,879, and ($4,710,772), respectively, resulting in net unrealized appreciation of investments of $277,608,107.

There is no assurance that the valuations at which the Company's investments are carried could be realized upon sale.

PORTFOLIO STATISTICS

August 31, 2005

         COUNTRY BREAKDOWN*

         South Africa                        66.8%
         Australia                            8.8%
         Canada                               8.0%
         United States                        4.7%
         South America                        5.1%

          *Country breakdowns are expressed as a percentage of total net assets and exclude "Miscellaneous securities." The entire portfolio consists of investments in ordinary shares (including ADRs) of companies that mine gold and other precious metals.

Item 2.  Controls and Procedures.

     (a) The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

          The certification required by Rule 30a-2(a) under the Act is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                ASA (Bermuda) Limited


                           By   /s/ Robert J.A. Irwin
                                -------------------------------
                                Robert J.A. Irwin
                                Chairman of the Board, President and Treasurer

Date: October 18, 2005




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

                                 /s/ Robert J.A. Irwin
                           By    -------------------------------
                                 Robert J.A. Irwin
                                 Chairman of the Board, President and Treasurer (Principal Executive Officer and
                                  Principal Financial Officer)

Date: October 18, 2005